SCHEDULE II - Condensed Balance Sheets - Parent Company Only (Details) $ / shares in Units, $ in Thousands, € in Millions		Dec. 31, 2016 EUR (€) shares	Dec. 31, 2016 USD ($) $ / shares shares	Nov. 01, 2016 USD ($)	May 31, 2016 shares	Mar. 18, 2016 $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Assets
Fixed maturities, at fair value (amortized cost: 2016, $78,104; 2015, $254,486)			$ 13,432,501				$ 13,448,262
Cash and cash equivalents			1,773,328				1,577,097	$ 1,313,468	$ 1,496,485
Other			35,105				31,254
Total assets			21,938,794				21,406,043
Liabilities
Accounts payable, accrued expenses and other			849,572				411,539
Total liabilities			15,250,882				14,503,092
Shareholders’ Equity
Common shares (par value $1.00; issued: 2016, 1 share and 2015, 87,237,220 shares)			0				87,237
Preferred shares (par value $1.00; issued and outstanding: 2016, 28,169,062 shares; 2015, 34,150,000 shares; aggregate liquidation value: 2016, $704,227; 2015, $853,750)			28,169				34,150
Additional paid-in capital			2,396,530				3,982,147
Accumulated other comprehensive loss			(74,569)				(83,283)
Retained earnings			4,337,782				6,146,802
Common shares held in treasury, at cost (2015, 39,303,068 shares)			0				(3,266,552)
Total shareholders’ equity attributable to PartnerRe Ltd.			6,687,912				6,900,501	7,048,910
Total liabilities and shareholders’ equity attributable to PartnerRe Ltd.			21,938,794				21,406,043
CondensedFinancialStatementsParentheticals [Abstract]
Fixed maturities, amortized cost			$ 13,386,557				$ 13,313,819
Common shares, par value | $ / shares			$ 0.00000001			$ 1.00	$ 1
Common shares, shares issued | shares		100,000,000	100,000,000			1	87,237,220
Preferred shares, par value | $ / shares			$ 1				$ 1
Number of preferred shares issued | shares		28,169,062	28,169,062				34,150,000
Preferred shares, shares outstanding | shares		28,169,062	28,169,062		34,150,000		34,150,000
Aggregate liquidation value			$ 704,227	$ 150,000			$ 853,750
Common shares held in treasury, shares | shares		0	0				39,303,068
Capital efficient notes
Parent Company Guarantee Disclosures [Abstract]
Face amount of debt instrument			$ 63,384
Capital efficient notes | Notes Issued By Partner Re Finance II Inc [Member]
Parent Company Guarantee Disclosures [Abstract]
Face amount of debt instrument							$ 63,000
Senior Notes | Notes Issued By Partner Re Finance A LLC [Member]
Parent Company Guarantee Disclosures [Abstract]
Interest rate on obligations guaranteed by the Parent Company				6.875%
Face amount of debt instrument				$ 250,000			250,000
Senior Notes | Notes Issued By Partner Re Finance B LLC [Member]
Parent Company Guarantee Disclosures [Abstract]
Interest rate on obligations guaranteed by the Parent Company		5.50%	5.50%
Face amount of debt instrument			$ 500,000				500,000
2016 Euro Senior Notes
Parent Company Guarantee Disclosures [Abstract]
Face amount of debt instrument | €		€ 750
2016 Euro Senior Notes | PartnerRe Ireland Finance DAC [Member]
Parent Company Guarantee Disclosures [Abstract]
Interest rate on obligations guaranteed by the Parent Company		1.25%	1.25%
Face amount of debt instrument | €		€ 750
Parent Company [Member]
Assets
Fixed maturities, at fair value (amortized cost: 2016, $78,104; 2015, $254,486)			$ 77,170				252,538
Cash and cash equivalents			23,150				94,835	$ 371	$ 1,286
Investments in subsidiaries			8,558,696				8,187,691
Intercompany loans and balances receivable			700,965				605,697
Other			4,394				2,955
Total assets			9,364,375				9,143,716
Liabilities
Intercompany loans and balances payable (1)	[1]		2,652,060				2,211,106
Accounts payable, accrued expenses and other			24,403				32,109
Total liabilities			2,676,463				2,243,215
Shareholders’ Equity
Common shares (par value $1.00; issued: 2016, 1 share and 2015, 87,237,220 shares)			0				87,237
Preferred shares (par value $1.00; issued and outstanding: 2016, 28,169,062 shares; 2015, 34,150,000 shares; aggregate liquidation value: 2016, $704,227; 2015, $853,750)			28,169				34,150
Additional paid-in capital			2,396,530				3,982,147
Accumulated other comprehensive loss			(74,569)				(83,283)
Retained earnings			4,337,782				6,146,802
Common shares held in treasury, at cost (2015, 39,303,068 shares)			0				(3,266,552)
Total shareholders’ equity attributable to PartnerRe Ltd.			6,687,912				6,900,501
Total liabilities and shareholders’ equity attributable to PartnerRe Ltd.			9,364,375				9,143,716
CondensedFinancialStatementsParentheticals [Abstract]
Fixed maturities, amortized cost			$ 78,104				$ 254,486
Common shares, par value | $ / shares			$ 1				$ 1
Common shares, shares issued | shares		1	1				87,237,220
Preferred shares, par value | $ / shares			$ 1				$ 1
Number of preferred shares issued | shares		28,169,062	28,169,062				34,150,000
Preferred shares, shares outstanding | shares		28,169,062	28,169,062				34,150,000
Aggregate liquidation value			$ 704,227				$ 853,750
Common shares held in treasury, shares | shares		0	0				39,303,068
Parent Company [Member] | Capital efficient notes | Notes Issued By Partner Re Finance II Inc [Member] | FinancialGuaranteeMember
Parent Company Guarantee Disclosures [Abstract]
Guarantor Obligations, Current Carrying Value			$ 63,000
Interest rate on obligations guaranteed by the Parent Company		6.44%	6.44%
Parent Company [Member] | Senior Notes | Notes Issued By Partner Re Finance A LLC [Member] | FinancialGuaranteeMember
Parent Company Guarantee Disclosures [Abstract]
Guarantor Obligations, Current Carrying Value				$ 250,000
Interest rate on obligations guaranteed by the Parent Company				6.875%
Parent Company [Member] | Senior Notes | Notes Issued By Partner Re Finance B LLC [Member] | FinancialGuaranteeMember
Parent Company Guarantee Disclosures [Abstract]
Guarantor Obligations, Current Carrying Value			$ 500,000
Interest rate on obligations guaranteed by the Parent Company		5.50%	5.50%
Parent Company [Member] | 2016 Euro Senior Notes | PartnerRe Ireland Finance DAC [Member] | FinancialGuaranteeMember
Parent Company Guarantee Disclosures [Abstract]
Interest rate on obligations guaranteed by the Parent Company		1.25%	1.25%
Face amount of debt instrument | €		€ 750

[1]	The parent has fully and unconditionally guaranteed on a subordinated basis all obligations of PartnerRe Finance II Inc., an indirect 100% owned finance subsidiary of the parent, related to the remaining $63 million aggregate principal amount of 6.440% Fixed-to-Floating Rate Junior Subordinated Capital Efficient Notes (CENts). The parent’s obligations under this guarantee are unsecured and rank junior in priority of payments to the parent’s senior notes.The parent has fully and unconditionally guaranteed all obligations of PartnerRe Finance A and PartnerRe Finance B, indirect 100% owned finance subsidiaries of the parent, and PartnerRe Finance Ireland DAC, direct 100% owned subsidiary of the parent, related to the issuance of $250 million aggregate principal amount of 6.875% senior notes (redeemed in November 2016), $500 million aggregate principal amount of 5.500% senior notes and €750 million aggregate principal amount of 1.250% senior notes, respectively. The parent’s obligations under these guarantees are senior and unsecured and rank equally with all other senior unsecured indebtedness of the parent.